Overview and Summary of Significant Accounting Policies (Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Excise Taxes Collected	$ 13.0	$ 13.8	$ 37.3	$ 39.2	$ 51.7	$ 49.4	$ 50.9